Fair Value Hierarchy for Assets and Liabilities Measured on Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Assets:
Loans	¥ 111	¥ 124
Loans held-for-sale		33
Other investments	10	5
Premises and equipment-net	1	1
Total assets at fair value	122	163
Level 1
Assets:
Other investments	9
Total assets at fair value	9
Level 3
Assets:
Loans	111	124
Loans held-for-sale		33
Other investments	1	5
Premises and equipment-net	1	1
Total assets at fair value	113	163
Aggregate cost
Assets:
Loans	193	208
Loans held-for-sale	39	34
Other investments	16	6
Premises and equipment-net	8	2
Goodwill		4
Total assets at fair value	¥ 256	¥ 254